NOTES PAYABLE - Schedule of principal payments due by year (Details) (USD $)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NotesPayableOtherPayablesMember
Principal Due	$ 7,000	$ 30,000	$ 33,000	$ 14,953,500	$ 32,200
TotalMember
Principal Due	$ 15,055,700